INVESTMENT IN AN AFFILIATE	12 Months Ended
Dec. 31, 2014
INVESTMENT IN AN AFFILIATE [Abstract]
INVESTMENT IN AN AFFILIATE

NOTE 4 – INVESTMENT IN AN AFFILIATE

New York Global Innovations, Inc. (formerly Inksure Technologies, Inc.)

As of December 31, 2014 and 2013, the Company owns 9,915,555 shares or 23% of the outstanding common stock of New York Global Innovations, Inc. (“NYGI”) (formerly Inksure Technologies, Inc. – “Inksure”). In February 2014, Inksure sold all of its assets to a third party buyer, pursuant to an asset purchase agreement and changed its name to New York Global Innovations, Inc. Inksure specialized in comprehensive security solutions, designed to protect branded products and documents of value from counterfeiting, fraud and diversion.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero.

The Company's Chief Financial Officer serves as a non-employee director of NYGI. In addition, one of the members of the Company's Board of Directors served as a non-employee director of NYGI until February 2015.

As of December 31, 2014 and 2013, the Company's share of the underlying net assets of NYGI exceeds the Company's carrying value of its investment in NYGI ($0 at December 31, 2014 and 2013) by $177 and $98, respectively. The market value of the Company's investment in NYGI as of December 31, 2014 and 2013 is $198.

Balance sheet data for NYGI is summarized below:

	December 31,
	2014	2013

Current assets	$896	$672
Non-current assets	-	31
Total assets	$896	$703

Current liabilities	$66	$237
Non-current liabilities	60	38
Shareholders' equity	770	428
Total liabilities and shareholders' equity	$896	$703

Statement of operations data for NYGI is summarized below:

	Year Ended December 31,
	2014	2013	2012

Revenue	$244	$1,288	$1,061
Gross profit	$204	$724	$544
Gain on sale of assets	$754	$-	$-
Net income (loss)	$342	$(298)	$(1,076)